Note 15. Share Capital (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Stockholders Equity [Table Text Block]
	Common Shares
(number of shares in thousands)	Number	Amount
Balance as of October 31, 2009	120,137	$488,808
Issued	42	327
Repurchased and cancelled	(52,941)	(215,304)
Other	-	28
Balance as of October 31, 2010	67,238	273,859
Repurchased and cancelled	(4,860)	(19,775)
Other	-	(8)
Balance as of October 31, 2011	62,378	254,076
Repurchased and cancelled	(469)	(1,911)
Other	-	3
Balance as of October 31, 2012	61,909	$252,168